STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock, $0.001 Par Value [Member]	Proceeds on account of shares [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Loss	Additional paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Sep. 30, 2012	$ 184,000				$ 25,744,000	$ (26,596,000)	$ (668,000)
Balance at beginning (shares) at Sep. 30, 2012	1,634,478
Share based compensation					203,000		203,000
Issuance of shares for services	$ 207,000				551,000		758,000
Issuance of shares for services (shares)	1,834,929
Issuance of common stock, net of issuance costs	$ 406,000				485,000		891,000
Issuance of common stock, net of issuance costs (shares)	3,593,579
Issuance of common stock in respect of issuance of convertible notes	$ 289,000				15,000		304,000
Issuance of common stock in respect of issuance of convertible notes (shares)	2,558,224
Comprehensive loss						(1,970,000)	(1,970,000)
Balance at ending at Sep. 30, 2013	$ 1,086,000				26,998,000	(28,566,000)	(482,000)
Balance at ending (shares) at Sep. 30, 2013	9,621,210
Share based compensation					1,711,000		1,711,000
Issuance of shares for services	$ 17,000				3,203,000		3,220,000
Issuance of shares for services (shares)	17,486,132
Issuance of common stock, net of issuance costs	$ 9,000				891,000		900,000
Issuance of common stock, net of issuance costs (shares)	9,054,967
Issuance of common stock in respect of issuance of convertible notes	$ 14,000				1,262,000		1,276,000
Issuance of common stock in respect of issuance of convertible notes (shares)	13,946,727
Issuance of convertible debentures containing a beneficial conversion feature					1,041,000		1,041,000
Proceeds on account of shares		$ 20,000					20,000
Comprehensive loss						(7,376,000)	(7,376,000)
Balance at ending at Sep. 30, 2014	$ 1,126,000	20,000			35,106,000	(35,942,000)	$ 310,000
Balance at ending (shares) at Sep. 30, 2014	50,109,036						50,109,036
Share based compensation					97,000		$ 97,000
Issuance of shares for services	$ 1,000				93,000		94,000
Issuance of shares for services (shares)	544,041
Issuance of common stock in respect of issuance of convertible notes					44,000		44,000
Issuance of common stock in respect of issuance of convertible notes (shares)	471,967
Issuance of convertible debentures containing a beneficial conversion feature					322,000		322,000
Comprehensive loss						(1,314,000)	(1,314,000)
Balance at ending at Dec. 31, 2014	$ 1,127,000	20,000			35,662,000	(37,256,000)	(447,000)
Balance at ending (shares) at Dec. 31, 2014	51,125,044
Balance at beginning at Sep. 30, 2014	$ 1,126,000	20,000			35,106,000	(35,942,000)	$ 310,000
Balance at beginning (shares) at Sep. 30, 2014	50,109,036						50,109,036
Share based compensation					558,000		$ 558,000
Issuance of shares for services	$ 33,000				1,541,000		1,574,000
Issuance of shares for services (shares)	33,116,550
Issuance of common stock, net of issuance costs	$ 9,000				338,000		347,000
Issuance of common stock, net of issuance costs (shares)	9,338,682
Issuance of common stock in respect of issuance of convertible notes	$ 76,000				1,449,000		1,525,000
Issuance of common stock in respect of issuance of convertible notes (shares)	75,532,381
Issuance of convertible debentures containing a beneficial conversion feature					482,000		482,000
Treasury shares			$ (28,000)				(28,000)
Treasury shares (shares)	(144,054)
Comprehensive loss						(7,462,000)	(7,462,000)
Balance at ending at Sep. 30, 2015	$ 1,244,000	20,000	(28,000)		39,474,000	(43,404,000)	$ (2,694,000)
Balance at ending (shares) at Sep. 30, 2015	167,952,595						167,952,595
Balance at beginning at Dec. 31, 2014	$ 1,127,000	20,000			35,662,000	(37,256,000)	$ (447,000)
Balance at beginning (shares) at Dec. 31, 2014	51,125,044
Share based compensation					461,000		461,000
Issuance of shares for services	$ 32,000				1,448,000		1,480,000
Issuance of shares for services (shares)	32,572,509
Issuance of common stock, net of issuance costs	$ 9,000				338,000		347,000
Issuance of common stock, net of issuance costs (shares)	9,338,682
Issuance of common stock in respect of issuance of convertible notes	$ 76,000				1,405,000		1,481,000
Issuance of common stock in respect of issuance of convertible notes (shares)	75,060,414
Issuance of convertible debentures containing a beneficial conversion feature					160,000		160,000
Treasury shares			(28,000)				(28,000)
Treasury shares (shares)	(144,054)
Comprehensive loss						(6,148,000)	(6,148,000)
Balance at ending at Sep. 30, 2015	$ 1,244,000	20,000	(28,000)		39,474,000	(43,404,000)	$ (2,694,000)
Balance at ending (shares) at Sep. 30, 2015	167,952,595						167,952,595
Issuance of shares for services	$ 2,000				134,000		$ 136,000
Issuance of shares for services (shares)	2,435,000
Issuance of common stock, net of issuance costs	$ 10,000				205,000		215,000
Issuance of common stock, net of issuance costs (shares)	10,114,848
Proceeds on account of shares		145,000					145,000
Treasury shares (shares)	(144,054)
Comprehensive loss						(1,288,000)	(1,288,000)
Balance at ending at Dec. 31, 2015	$ 1,256,000	165,000	(28,000)		39,813,000	(44,692,000)	$ (3,486,000)
Balance at ending (shares) at Dec. 31, 2015	180,502,443						180,502,443
Extinguish of liability upon shares issuance	$ 7,000				653,000		$ 660,000
Extinguish of liability upon shares issuance (shares)	7,503,467
Issuance of shares for services	$ 5,000				636,000		641,000
Issuance of shares for services (shares)	4,558,000
Issuance of common stock, net of issuance costs	$ 55,000	(20,000)			576,000		611,000
Issuance of common stock, net of issuance costs (shares)	55,581,900
Issuance of common stock in respect of issuance of convertible notes	$ 14,000	$ (145,000)			131,000
Issuance of common stock in respect of issuance of convertible notes (shares)	13,930,742
Exercise of warrants	$ 1,000				40,000		41,000
Exercise of warrants, shares	700,000
Comprehensive loss				$ 6,000		(7,422,000)	(7,416,000)
Balance at ending at Sep. 30, 2016	$ 1,338,000		$ (28,000)	$ 6,000	$ 41,849,000	$ (52,114,000)	$ (8,949,000)
Balance at ending (shares) at Sep. 30, 2016	262,776,552						262,776,552